Supplemental Disclosures of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Disclosures of Cash Flow Information
Dividends declared to Holdings by the Company	$ (5,240)	$ (5,240)	$ (12,600)
Notes issued with acquisitions	1,844	1,020
Liabilities assumed with acquisitions	107	701	48,479
Contingent consideration related to acquisitions	$ 1,500